Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

Use of Estimates

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Revenues and Benefits

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts which are not subject to significant mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment) risk. These include individual and group variable and fixed deferred annuities in the accumulation phase and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits plus investment performance and interest credited less applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC, value of business acquired (“VOBA”) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for a discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions during the second quarter. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.6% with a provision for adverse deviation.

Reinsurance ceded

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2012 and 2011, 86% and 84%, respectively, of fixed maturity securities were priced using independent pricing services.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other. Mortgage loans are carried at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific impairment reserve charges are recorded in other-than-temporary impairment losses. In the event a loan-specific impairment reserve charge is reversed, the recovery is recorded in other-than-temporary impairment losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve charges are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, customer bank loans, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or short-term investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are related to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests are recorded in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Income (loss) attributable to noncontrolling interests is excluded from the net income (loss) attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

Derivative Instruments

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value. These instruments are classified with the lowest priority in the fair value hierarchy. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities carried at fair value in the consolidated balance sheets as follows:

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Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

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Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

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Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include highly liquid investments with original maturities of less than three months.
Value of Business Acquired

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (“Provident”) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in AOCI. This adjustment to VOBA represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2012 annual impairment test and determined that no impairment was required.

Closed Block

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2012 (5% in 2011 and 2010), 40% of the number of life insurance policies in force in 2012 (42% in 2011 and 45% in 2010). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance. The Company adopted this guidance retrospectively, effective January 1, 2012, which resulted in a reduction to total equity of $569 million, net of taxes, as of December 31, 2009.

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$396	$299	$97
Other expenses, net of deferrals	$592	$722	$(130)
Federal income tax expense	$24	$12	$12
Net income attributable to Nationwide Life Insurance Company	$240	$219	$(21)

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated balance sheet as of the date indicated:

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$4,425	$3,487	$(938)
Other assets [1]	$4,348	$4,590	$242
Other liabilities [1]	$4,316	$4,230	$(86)
Retained earnings	$3,459	$2,789	$(670)
Accumulated other comprehensive income [2]	$626	$686	$60

[1]	Change relates to the Company’s net deferred tax liability position moving to a net deferred tax asset on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.

Subsequent events	Subsequent Events The Company evaluated subsequent events through March 1, 2013, the date the consolidated financial statements were issued.